SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases
Right-of-use assets, costs	$ 5,360,768	$ 4,757,334	$ 4,707,764
Accumulated amortization	(4,351,509)	(3,185,650)	(2,076,641)
Right-of-use assets, net	$ 1,009,259	$ 1,571,684	$ 2,631,123